Label	Element	Value
Roundhill Ether Covered Call Strategy ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	79.80%
Roundhill Ether Covered Call Strategy ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	19.90%
Roundhill Ether Covered Call Strategy ETF | Proshares Ether Strategy ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(8.20%)
Roundhill Ether Covered Call Strategy ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	100.00%